Warrants (Details) - Schedule of the outstanding warrants	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	1,847,500
Number of shares exercisable	$ 184,750,000
February 17, 2017 [Member]
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	650,000
Number of shares exercisable	$ 65,000,000
Issuance date	Feb. 17, 2017
Value in USD (per warrant)	$ 0.2
Exercise price in USD (per warrant)	$ 4.1
Expiration date	5,000,000 on February 12, 2022 and 60,000,000 on August 23, 2022
March 21, 2017 [Member]
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	1,197,500
Number of shares exercisable	$ 119,750,000
Issuance date	Mar. 21, 2017
Value in USD (per warrant)	$ 0.77
Exercise price in USD (per warrant)	$ 2.3
Expiration date	September 21, 2022